Average Annual Total Returns		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.39%	4.60%
Performance Inception Date	Mar. 31, 2021
Innovator International Developed Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.39%	4.60%
Innovator International Developed Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.11%	3.58%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%	8.62%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		27.89%	5.84%